Accrued Expenses and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Accrued expenses	$2,308,793	$2,036,138	$261,603
Refundable deposits received for employment services (1)	3,678,667	7,555,357	970,714
Remuneration payables for customers’ employees (2)	1,769,208	1,651,419	212,175
Other deposits received (3)	286,871	3,589,362	461,162
Deferred income	28,200	18,800	2,415
Total	$8,071,739	$14,851,076	$1,908,069

(1)	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.

(2)	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.

(3)	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.